Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A Previously Reported CNY (¥) shares	Ordinary Shares Class A Revision of Prior Period, Adjustment CNY (¥)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B Previously Reported CNY (¥) shares	Ordinary Shares Class B Revision of Prior Period, Adjustment CNY (¥)	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital Previously Reported CNY (¥)	Additional Paid-in Capital Revision of Prior Period, Adjustment CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Deficits Previously Reported CNY (¥)	Accumulated Deficits Revision of Prior Period, Adjustment CNY (¥)	Accumulated Deficits CNY (¥)	Accumulated Other Comprehensive Income (Loss) Previously Reported CNY (¥)	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Adjustment CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-Controlling Interests Previously Reported CNY (¥)	Non-Controlling Interests Revision of Prior Period, Adjustment CNY (¥)	Non-Controlling Interests CNY (¥)	Previously Reported CNY (¥)	Revision of Prior Period, Adjustment CNY (¥)	USD ($)	CNY (¥)
Balance at Jun. 30, 2023	¥ 8,820		¥ 8,820	¥ 12,204		¥ 12,204	¥ 168,973,780		¥ 168,973,780	¥ (137,544,783)	¥ (7,548,214)	¥ (145,092,997)	¥ 5,118		¥ 5,118				¥ 31,455,139	¥ (7,548,214)		¥ 23,906,925
Balance (in Shares) at Jun. 30, 2023 | shares	263,666		263,666	336,334		336,334
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”)			¥ 1,085						43,383,715													43,384,800
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”) (in Shares) | shares			30,000
Issuance of Class A Ordinary Shares pursuant to over allotment			¥ 17						687,505													687,522
Issuance of Class A Ordinary Shares pursuant to over allotment (in Shares) | shares			475
Offering cost incurred for IPO and over allotment									(17,633,556)
Issuance of warrants									627,340													627,340
Net income (loss)												13,251,753										13,251,753
Foreign exchange adjustments															(233,990)							(233,990)
Balance at Jun. 30, 2024			¥ 9,922			¥ 12,204			196,038,784			(131,841,244)			(228,872)							63,990,794
Balance (in Shares) at Jun. 30, 2024 | shares			294,141			336,334
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes			¥ 992						17,479,730													17,480,722
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes (in Shares) | shares			27,697
Share-based compensation expenses			¥ 9						97,756													97,765
Share-based compensation expenses (in Shares) | shares			265
Capital contribution from a shareholder									5,799,969													5,799,969
Net income (loss)												(62,019,599)										(62,019,599)
Foreign exchange adjustments															(655,869)							(655,869)
Balance at Jun. 30, 2025			¥ 10,923			¥ 12,204			219,416,239			(193,860,843)			(884,741)							24,693,782
Balance (in Shares) at Jun. 30, 2025 | shares			322,103			336,334
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes			¥ 822						988,435													989,257
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes (in Shares) | shares			24,225
Offering cost incurred for IPO and over allotment																						(17,633,556)
Issuance of shares			¥ 661						339,362													340,023
Issuance of shares (in shares) | shares			19,472
Net income (loss)												(2,655,549)						(244,080)			$ (427,352)	(2,900,000)
Acquisition of a subsidiary																		24,500,000				24,500,000
Deconsolidation of a subsidiary																		30,412,887				30,412,887
changes in NCI from the acquisition date to the date of loss of control																		5,912,889				5,912,889
Foreign exchange adjustments															(2,953,339)							(2,953,339)
Balance at Jun. 30, 2026			¥ 12,406			¥ 12,204			¥ 220,744,036			¥ (196,516,392)			¥ (3,838,080)			¥ (244,078)			$ 2,972,707	¥ 20,170,096
Balance (in Shares) at Jun. 30, 2026 | shares			365,800			336,334